Business combinations - Update on acquisition of Terminix Global Holdings, Inc. (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Update on acquisition of Terminix Global Holdings, Inc.
- Intangible assets	£ 80	£ 2,101
- Property, plant and equipment	12	258
- Other non-current assets		190
Current assets	22	726
Current liabilities	(12)	(327)
Non-current liabilities	(14)	(1,911)
Net assets acquired	88	1,037
Goodwill	£ 173	3,332
Terminix Global Holdings, Inc
Update on acquisition of Terminix Global Holdings, Inc.
- Intangible assets		2,027
- Property, plant and equipment		244
- Other non-current assets		190
Current assets		698
Current liabilities		(316)
Non-current liabilities		(1,893)
Net assets acquired		950
Goodwill		3,160
Terminix Global Holdings, Inc | As reported
Update on acquisition of Terminix Global Holdings, Inc.
- Intangible assets		2,027
- Property, plant and equipment		249
- Other non-current assets		143
Current assets		701
Current liabilities		(311)
Non-current liabilities		(1,875)
Net assets acquired		934
Goodwill		3,176
Terminix Global Holdings, Inc | Measurement period adjustments
Update on acquisition of Terminix Global Holdings, Inc.
- Property, plant and equipment		(5)
- Other non-current assets		47
Current assets		(3)
Current liabilities		(5)
Non-current liabilities		(18)
Net assets acquired		16
Goodwill		£ (16)